Decommissioning Provision (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Estimated undiscounted amount of decommissioning provision	$ 19.8	$ 20.5
Provision for decommissioning, restoration and rehabilitation costs [Member] | Minimum [member]
Statement [Line Items]
Term used to estimate decommissioning provision	5 years	5 years
Risk free rate used to discount decommissioning provision	3.70%	3.50%
Provision for decommissioning, restoration and rehabilitation costs [Member] | Maxiimum [member]
Statement [Line Items]
Term used to estimate decommissioning provision	14 years	15 years
Risk free rate used to discount decommissioning provision	10.40%	10.20%